Reinsurance and Retrocessional Reinsurance (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Effects of Reinsurance
The following tables provide a breakdown of the Group’s written and earned premiums and loss and loss adjustment expenses from direct business, reinsurance assumed and reinsurance ceded for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Written premiums
Direct	$2,489.2	$2,086.4	$1,511.8
Assumed	1,089.8	931.7	1,289.0
Gross premiums written	3,579.0	3,018.1	2,800.8
Ceded	(1,442.4)	(1,159.7)	(1,194.2)
Net premiums written	$2,136.6	$1,858.4	$1,606.6

	2023	2022	2021
Premiums earned
Direct	$1,992.8	$1,500.2	$864.7
Assumed	1,044.5	1,012.9	1,227.9
Gross premiums earned	3,037.3	2,513.1	2,092.6
Ceded	(1,204.7)	(1,012.6)	(932.9)
Net premiums earned	$1,832.6	$1,500.5	$1,159.7

	2023	2022	2021
Loss and loss adjustment expense
Direct	$870.2	$732.6	$338.6
Assumed	343.9	619.0	1,140.5
Loss and loss adjustment expense incurred	1,214.1	1,351.6	1,479.1
Ceded	(515.3)	(521.4)	(782.3)
Loss and loss adjustment expense incurred, net	$698.8	$830.2	$696.8

Effects of Reinsurance on Losses and Loss Adjustment Expenses
The following tables provide a breakdown of the Group’s written and earned premiums and loss and loss adjustment expenses from direct business, reinsurance assumed and reinsurance ceded for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Written premiums
Direct	$2,489.2	$2,086.4	$1,511.8
Assumed	1,089.8	931.7	1,289.0
Gross premiums written	3,579.0	3,018.1	2,800.8
Ceded	(1,442.4)	(1,159.7)	(1,194.2)
Net premiums written	$2,136.6	$1,858.4	$1,606.6

	2023	2022	2021
Premiums earned
Direct	$1,992.8	$1,500.2	$864.7
Assumed	1,044.5	1,012.9	1,227.9
Gross premiums earned	3,037.3	2,513.1	2,092.6
Ceded	(1,204.7)	(1,012.6)	(932.9)
Net premiums earned	$1,832.6	$1,500.5	$1,159.7

	2023	2022	2021
Loss and loss adjustment expense
Direct	$870.2	$732.6	$338.6
Assumed	343.9	619.0	1,140.5
Loss and loss adjustment expense incurred	1,214.1	1,351.6	1,479.1
Ceded	(515.3)	(521.4)	(782.3)
Loss and loss adjustment expense incurred, net	$698.8	$830.2	$696.8

Premium Receivable, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Group’s reinsurance balances recoverable on reserves for losses and loss adjustments expenses:

	December 31, 2023	December 31, 2022
Balance at the beginning of the year	$1.0	$0.5
Allowance for expected credit losses	0.3	0.5
Balance at the end of the year	$1.3	$1.0
The Group is also exposed to credit risk with respect to its premiums and other receivables. The following table provides a roll forward of the allowance for expected credit losses of the Group’s premiums and other receivables:

	December 31, 2023	December 31, 2022
Balance at the beginning of the year	$8.8	$4.8
Allowance for expected credit losses	8.5	4.0
Balance at the end of the year	$17.3	$8.8